Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands										1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended
	Sep. 27, 2022	Sep. 21, 2022	Sep. 15, 2022	Sep. 06, 2022	Aug. 12, 2022	Jul. 14, 2022	Mar. 18, 2022	Mar. 08, 2022	Nov. 29, 2021	Sep. 30, 2022	Mar. 07, 2022	Mar. 31, 2022	Jun. 30, 2022	Aug. 31, 2022	Jun. 14, 2022	Apr. 01, 2022	Dec. 31, 2021	Apr. 15, 2021
Subsequent Events
Dividends on preferred stock													$ 471
Common stock dividends per share declared							$ 0.05					$ 0.01
Common stock, shares issued													29,829,092		29,829,092	29,829,092	8,820,240
Common stock, shares outstanding													29,829,092		29,829,092	29,829,092	8,820,240
Common stock, par value													$ 0.01				$ 0.01	$ 0.01
Grace period to regain compliance with Nasdaq bid price requirements								180 days
Minimum bid price requirement for continued listing on Nasdaq, per share								$ 1.00			$ 1.00
Period during which company needs to be in compliance during grace period								10 days
Dividends Payable													$ 240
Class A warrants
Subsequent Events
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															14,474,000	14,474,000
Preferred stock Series C
Subsequent Events
Cumulative preferred dividend rate									8.00%
Preferred stock, liquidation preference													$ 1,000
Common stock
Subsequent Events
Common stock dividends per share declared													$ 0.01
Subsequent Event [Member]
Subsequent Events
Grace period to regain compliance with Nasdaq bid price requirements				180 days
Minimum bid price requirement for continued listing on Nasdaq, per share				$ 1.00
Period during which company needs to be in compliance during grace period				10 days
Subsequent Event [Member] | Class A warrants
Subsequent Events
Common stock dividends per share declared					$ 0.01
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					14,474,000
Aggregate class A warrants holders														$ 443
Subsequent Event [Member] | Dividend Paid [Member] | Class A warrants
Subsequent Events
Aggregate class A warrants holders														144
Subsequent Event [Member] | Preferred stock Series C
Subsequent Events
Dividends on preferred stock			$ 240			$ 240
Subsequent Event [Member] | 7.0% Series D convertible perpetual preferred shares
Subsequent Events
Cumulative preferred dividend rate		7.00%
Preferred stock, liquidation preference		$ 1,000
Trading day trailing VWAP of common shares		10
Subsequent Event [Member] | 7.0% Series D convertible perpetual preferred shares | Vessel, Baltimore
Subsequent Events
Value of shares issued in exchange for goods or services		$ 17,600
Shares issued in exchange for goods or services										25,000
Subsequent Event [Member] | Series D Preferred Stock [Member] | Dividend Declared [Member]
Subsequent Events
Dividends, Preferred Stock, Cash	$ 117
Subsequent Event [Member] | Common stock
Subsequent Events
Common stock, shares issued					29,829,092
Common stock, shares outstanding					29,829,092
Subsequent Event [Member] | Common stock | Dividend Paid [Member]
Subsequent Events
Aggregate class A warrants holders														$ 299